Cash and Cash Equivalents - Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CHF [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	6.00%	68.00%
USD [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	93.00%	20.00%
EUR [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	1.00%	10.00%
GBP [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents		2.00%